Line of credit	9 Months Ended
Sep. 30, 2021
Line Of Credit [Abstract]
Line of credit

8. Line of credit

Effective July 1, 2016 the Company established a line of credit with Nordea Bank in the amount of $84 bearing interest at 8.75%. The Company’s assets, up to an amount of $84 have been provided as security against the line of credit. As at September 30, 2021 the Company’s bank debt was zero (December 31, 2020 — $84).